Document and Entity Information	9 Months Ended
Nov. 30, 2011
Document and Entity Information
Entity Registrant Name	BENACO, INC.
Document Type	10-Q
Document Period End Date	Nov 30, 2011
Amendment Flag	false
Entity Central Index Key	0001515250
Current Fiscal Year End Date	--02-28
Entity Common Stock, Shares Outstanding	4,690,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

BALANCE SHEETS (USD $)	Nov. 30, 2011	Feb. 28, 2011
Current Assets
Cash	$ 20,304	$ 4,000
Total current assets	20,304	4,000
Total Assets	20,304	4,000
Current Liabilities:
Loans from Shareholders	3,499	499
Total current liabilities	3,499	499
Total liabilities	3,499	499
Stockholders' Equity
Common Stock, $0.001 par value, 75,000,000 shares authorized,4,690,000 shares issued and outstanding (4,000,000 shares issued and outstanding as at February 28, 2011)	4,690	4,000
Additional paid-in-capital	20,010	0
Deficit accumulated during the development stage	(7,895)	(499)
Total stockholders' equity	16,805	3,501
Total liabilities and stockholders' equity	$ 20,304	$ 4,000

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2011	Nov. 30, 2011
Expenses:
General and Administrative Expenses	$ 825	$ 7,396	$ 7,895
Net (loss)	$ (825)	$ (7,396)	$ (7,895)
(Loss) per common share Basic	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding	4,375,934	4,121,196

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2011	Nov. 30, 2011
Operating Activities
Net (loss)	$ (825)	$ (7,396)	$ (7,895)
Net cash (used) for operating activities		(7,396)	(7,895)
Financing Activities
Loans from Shareholder		3,000	3,499
Sale of Common Shares		20,700	24,700
Net cash provided by financing activities		23,700	28,199
Net increase (decrease) in cash and equivalents		16,304	20,304
Cash and equivalents at beginning of the period		4,000
Cash and equivalents at end of the period	20,304	20,304	20,304
Supplemental cash flow information:
Interest paid		0	0
Income taxes paid		$ 0	$ 0

Organization, Consolidation and Presentation of Financial Statements	9 Months Ended
Nov. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Benaco, Inc. (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on November 18, 20010.  The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.” and intends to commence operations in the business of Bohemian Cristal Chandeliers distribution. The Company has not generated any revenue to date and consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.  For the period from inception, November 18, 2010 through November 30, 2011 the Company has accumulated losses of $7,895.

NOTE 2 - GOING CONCERN

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $7,895 as of November 30, 2011 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and loans from directors and/or private placement of common stock.

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars.

 Cash and Cash Equivalents

 The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the  United States of America requires management to make estimates and assumptions that affect the reported amounts of  assets and liabilities and disclosure of contingent assets and liabilities at the date of the  financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results  could differ from those estimates.

Foreign Currency Translation

The Company's functional currency and its reporting currency is the United States dollar.

Stock-based Compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 718 which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

Income Taxes

 The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences).  The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with “ASC-260”, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

The Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.

Fiscal Periods

The Company's fiscal year end is February 28, 2011.

NOTE 4 - COMMON STOCK

The authorized capital of the Company is 75,000,000 common shares with a  par value of $ 0.001 per share. On February 28, 2011, the Company issued 4,000,000 shares  of  common stock at a price of $0.001 per share for total cash proceeds of $4,000.

During three nine period ended November 30,2011 the Company issued 690,000 shares  of  common stock at a price of $0.03 per share for total cash proceeds of $20,700.

During the period November 18, 2010 (inception)  to November 30, 2011, the Company  sold  a  total of 4,690,000 shares of common stock  for  total  cash proceeds  of  $24,700.

NOTE 5 - INCOME TAXES

As of November 30, 2011 the Company had net operating loss carry forwards of $7,895 that may be available to reduce future years’ taxable income through 2031. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

NOTE 6 - RELATED PARTY TRANSACTONS

On November 18, 2010, related party had loaned the Company $174.  On December 20, 2010, related party had loaned the Company $325. As of November 30, 2011, total loan amount was $499. The loan is non-interest bearing, due upon demand and unsecured.

NOTE 7 – SUBSEQUENT EVENTS

In December 2011, the Company  sold  a  total of 50,000 shares of common stock  for  total  cash proceeds  of  $1,500.